Accrued Expenses and other Current Liabilities	6 Months Ended
Jun. 30, 2021
Accrued Expenses And Other Current Liabilitie [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30, 2021	December 31, 2020
	(unaudited)
Other tax payable	$684,930	$777,810
Accrued payroll	198,263	159,350
Other current liabilities	44,670	44,273
	$927,863	$981,433

Other tax payable

Other tax payables consist of the following:

	June 30, 2021	December 31, 2020
	(unaudited)
Value added tax payable	$664,890	$740,894
Local taxes payable	20,040	36,916
	$684,930	$777,810